Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies Disclosure Abstract
Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2025	2024
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$366,461	348,876

Standby letters of credit	$1,576	1,675

Allowance for credit losses for unfunded loan commitments
(dollars in thousands)	For twelve months ended
	December 31, 2025	December 31, 2024

Beginning balance	$1,101	1,770
Provision for (recovery of) credit losses	302	(669)
Ending balance	$1,403	1,101